Sales By Product Group Information (Detail)	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Product Information [Line Items]
Sales	100.00%	100.00%	100.00%
Supplies
Product Information [Line Items]
Sales	65.50%	65.10%	65.20%
Technology
Product Information [Line Items]
Sales	20.90%	21.90%	22.40%
Furniture And Other
Product Information [Line Items]
Sales	13.60%	13.00%	12.40%